Employee Benefit Plans - Changes in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period		$ 105	$ 766	$ (732)
Prior service cost (credit) arising during period		0	(3)	2
Recognition of prior years’ service credit	[1]	(104)	(127)	(209)
Total recognized in other comprehensive (income) loss (before tax effects)		1	$ 638	$ (939)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period		122
Recognition of prior years’ net (loss)		(112)
Prior service cost (credit) arising during period		0
Recognition of prior years’ service credit		31
Total recognized in other comprehensive (income) loss (before tax effects)		41
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period		9
Recognition of prior years’ net (loss)		(23)
Prior service cost (credit) arising during period		0
Recognition of prior years’ service credit		0
Foreign exchange adjustment		0
Total recognized in other comprehensive (income) loss (before tax effects)		(14)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period		(25)
Recognition of prior years’ net (loss)		(10)
Prior service cost (credit) arising during period		0
Recognition of prior years’ service credit		10
Total recognized in other comprehensive (income) loss (before tax effects)		(25)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period		(1)
Recognition of prior years’ net (loss)		0
Prior service cost (credit) arising during period		0
Recognition of prior years’ service credit		0
Foreign exchange adjustment		0
Total recognized in other comprehensive (income) loss (before tax effects)		$ (1)

[1]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.